INVESTMENT IN PREFERRED EQUITY (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 06, 2024	Nov. 16, 2024
Equity Method Investments and Joint Ventures [Abstract]
Limited liability company (llc) preferred unit, issued	25,000	109,000	100,000
Limited liability company (llc) preferred unit, issuance value	$ 250,000	$ 1,090,000	$ 1,000,000